Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member]	Tsakos Energy Navigation Limited [Member] Series D Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series E Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series F Preferred Stock [Member]	Tsakos Energy Navigation Limited [Member] Series G Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series B Preferred Stock [Member]	Series G Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2021	$ 15,461				$ 126,221	$ (6,791)	$ 149,505					$ 1,240,803					$ 50,988		$ 1,291,791						$ 973,582				$ (17,175)
Beginning balance, shares at Dec. 31, 2021						678,173
Net income	0				0	$ 0	51,743					51,743					1,499		53,242
Issuance of Common Shares					20,321							33,429							33,429						13,108
Partial redemption of Class B preferred shares of subsidiary																	(750)		(750)
Sale of Preferred Shares		$ 0	$ 2	$ 6									$ 1	$ 52	$ 139					$ 1	$ 52	$ 139				$ 1	$ 50	$ 133
Cash dividends declared							(2,863)					(2,863)							(2,863)
Dividends paid on preferred shares								$ (3,846)	$ (5,488)	$ (8,012)			(3,846)	(5,488)	(8,012)			$ (865)		(3,846)	(5,488)	(8,012)	$ (865)
Dividends declared on preferred shares											$ (31)					$ (31)								$ (31)
Other comprehensive income												21,176							21,176										21,176
Ending balance, value at Jun. 30, 2022	15,469				146,542	$ (6,791)	181,008					1,327,103					50,872		1,377,975						986,874				4,001
Ending balance, shares at Jun. 30, 2022						678,173
Beginning balance, value at Dec. 31, 2022	15,010				150,919	$ (6,791)	311,726					1,471,897					51,022		1,522,919						993,368				7,665
Beginning balance, shares at Dec. 31, 2022						678,173
Net income	0				0	$ 0	237,196					237,196					2,379		239,575
Partial redemption of Class B preferred shares of subsidiary																	(1,000)		(1,000)
Redemption of Series D Preferred Shares	(3,517)						(3,256)					(87,927)							(87,927)							$ (81,154)
Cash dividends declared							(8,850)					(8,850)							(8,850)
Dividends paid on preferred shares								$ (3,848)	$ (5,486)	$ (8,012)			$ (3,848)	$ (5,486)	$ (8,012)			$ (756)		$ (3,848)	$ (5,486)	$ (8,012)	$ (756)
Other comprehensive income												(2,628)							(2,628)										(2,628)
Cash dividends paid							(8,856)					(8,856)							(8,856)
Ending balance, value at Jun. 30, 2023	$ 11,493				$ 150,919	$ (6,791)	$ 510,614					$ 1,583,486					$ 51,645		$ 1,635,131						$ 912,214				$ 5,037
Ending balance, shares at Jun. 30, 2023						678,173